S000000560 [Member] Expense Example, No Redemption - Nuveen Georgia Municipal Bond Fund	May 31, 2026 USD ($)
Nuveen Georgia Municipal Bond Fund - Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 504
Expense Example, No Redemption, 3 Years	683
Expense Example, No Redemption, 5 Years	877
Expense Example, No Redemption, 10 Years	1,436
Nuveen Georgia Municipal Bond Fund - Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	902
Expense Example, No Redemption, 10 Years	$ 1,965